NON-FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	$ 3,683	$ 3,040
Increases	814	745
Transfers
Decreases	(160)	(2)
Impairment	(168)	(100)
Property, plant and equipment, ending	4,169	3,683
Property, plant and equipment depreciation, beginning	(1,519)	(1,381)
Decreases	25
Depreciation for the year	(261)	(208)
Impairment	130	70
Property, plant and equipment depreciation, ending	(1,625)	(1,519)
Net book value	2,544	2,164
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	14
Increases
Transfers
Decreases
Impairment
Property, plant and equipment, ending	14
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	14	14
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	143
Increases
Transfers	3
Decreases	(2)
Impairment
Property, plant and equipment, ending	144
Property, plant and equipment depreciation, beginning	(76)
Decreases
Depreciation for the year	(7)
Impairment
Property, plant and equipment depreciation, ending	(83)	(76)
Net book value	61	67
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1,916
Increases	1
Transfers	175
Decreases	(132)
Impairment
Property, plant and equipment, ending	1,960
Property, plant and equipment depreciation, beginning	(639)
Decreases	14
Depreciation for the year	(123)
Impairment
Property, plant and equipment depreciation, ending	(748)	(639)
Net book value	1,212	1,277
Wells [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	992
Increases	15
Transfers	358
Decreases	(21)
Impairment	(149)
Property, plant and equipment, ending	1,195
Property, plant and equipment depreciation, beginning	(589)
Decreases	10
Depreciation for the year	(112)
Impairment	113
Property, plant and equipment depreciation, ending	(578)	(589)
Net book value	617	403
Mining property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	181
Increases	21
Transfers	15
Decreases
Impairment	(19)
Property, plant and equipment, ending	198
Property, plant and equipment depreciation, beginning	(134)
Decreases
Depreciation for the year	(7)
Impairment	17
Property, plant and equipment depreciation, ending	(124)	(134)
Net book value	74	47
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	10
Increases	2
Transfers	1
Decreases	(2)
Impairment
Property, plant and equipment, ending	11
Property, plant and equipment depreciation, beginning	(8)
Decreases	1
Depreciation for the year	(1)
Impairment
Property, plant and equipment depreciation, ending	(8)	(8)
Net book value	3	2
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	59
Increases	1
Transfers	2
Decreases
Impairment
Property, plant and equipment, ending	62
Property, plant and equipment depreciation, beginning	(52)
Decreases
Depreciation for the year	(5)
Impairment
Property, plant and equipment depreciation, ending	(57)	(52)
Net book value	5	7
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	3
Increases
Transfers
Decreases	(2)
Impairment
Property, plant and equipment, ending	1
Property, plant and equipment depreciation, beginning	(1)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending	(1)	(1)
Net book value		2
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	36
Increases	93
Transfers	(85)
Decreases
Impairment
Property, plant and equipment, ending	44
Property, plant and equipment depreciation, beginning	(3)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending	(3)	(3)
Net book value	41	33
Petrochemical Industrial Complex [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	29
Increases
Transfers	3
Decreases
Impairment
Property, plant and equipment, ending	32
Property, plant and equipment depreciation, beginning	(17)
Decreases
Depreciation for the year	(5)
Impairment
Property, plant and equipment depreciation, ending	(22)	(17)
Net book value	10	12
Civilworks [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	3
Increases
Transfers	22
Decreases	(1)
Impairment
Property, plant and equipment, ending	24
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year	(1)
Impairment
Property, plant and equipment depreciation, ending	(1)
Net book value	23	3
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	254
Increases	547
Transfers	(381)
Decreases
Impairment
Property, plant and equipment, ending	420
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	420	254
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	43
Increases	134
Transfers	(113)
Decreases
Impairment
Property, plant and equipment, ending	64
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	$ 64	$ 43